Summary Of Significant Accounting Policies (Schedule Of Core Deposit Intangibles Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
2012	$ 2,172
2013	337
Total	$ 2,509